Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000108850 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.90%
C000108850 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108850 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108850 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108850 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108850 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108850 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108850 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108850 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108850 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	1.90%
C000108850 | ShortAccenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortKroger Co.FR_501044101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortFox Corp.FR_35137L105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortDatadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortMurphy Oil Corp.FR_626717102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000108850 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	86.60%
Percent of Net Short Exposure	(10.40%)
C000108850 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108850 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108850 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108850 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108850 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
Percent of Net Short Exposure	0.00%
C000108850 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
Percent of Net Short Exposure	0.00%
C000108850 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	0.00%
C000108850 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	110.40%
Percent of Net Short Exposure	(10.40%)
C000108851 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.90%
C000108851 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108851 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108851 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108851 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108851 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108851 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108851 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108851 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108851 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	1.90%
C000108851 | ShortAccenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortKroger Co.FR_501044101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortFox Corp.FR_35137L105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortDatadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortMurphy Oil Corp.FR_626717102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000108851 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	86.60%
Percent of Net Short Exposure	(10.40%)
C000108851 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108851 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108851 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108851 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108851 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108851 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108851 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	0.00%
C000108851 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	110.40%
Percent of Net Short Exposure	(10.40%)
C000108852 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.90%
C000108852 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108852 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108852 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108852 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108852 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108852 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108852 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108852 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108852 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	1.90%
C000108852 | ShortAccenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortKroger Co.FR_501044101
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortFox Corp.FR_35137L105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortDatadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortMurphy Oil Corp.FR_626717102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000108852 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	86.60%
Percent of Net Short Exposure	(10.40%)
C000108852 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108852 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108852 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108852 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108852 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
Percent of Net Short Exposure	0.00%
C000108852 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
Percent of Net Short Exposure	0.00%
C000108852 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	0.00%
C000108852 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	110.40%
Percent of Net Short Exposure	(10.40%)

[1]	Represents less than 0.05% of net assets of the Fund.
[2]	Represents less than 0.05% of net assets of the Fund.
[3]	Represents less than 0.05% of net assets of the Fund.